Capital Structure - Summary of Net Debt to Capitalization (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Net Debt	CAD 8,903	CAD 2,612	CAD 2,420
Shareholders’ Equity	19,981	11,590	12,391	CAD 10,186
Debt and Shareholders' Equity, Net	CAD 28,884	CAD 14,202	CAD 14,811
Net Debt to Capitalization	31.00%	18.00%	16.00%